Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Sterling Capital Ultra Short Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Sterling Capital Ultra Short Bond ETF | ICE BofA 0-1 Year U.S. Treasury Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.72%	3.11%	2.26%
Sterling Capital Ultra Short Bond ETF | Sterling Capital Ultra Short Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.91%	3.42%	2.68%
Sterling Capital Ultra Short Bond ETF | Sterling Capital Ultra Short Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	2.05%	1.59%
Sterling Capital Ultra Short Bond ETF | Sterling Capital Ultra Short Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	2.02%	1.58%
Sterling Capital Short Duration Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%	(0.36%)	2.01%
Sterling Capital Short Duration Bond ETF | ICE BofA 1-3 Year U.S. Corporate Government Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.34%	2.00%	2.11%
Sterling Capital Short Duration Bond ETF | Sterling Capital Short Duration Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.66%	2.66%	2.72%
Sterling Capital Short Duration Bond ETF | Sterling Capital Short Duration Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	1.21%	1.42%
Sterling Capital Short Duration Bond ETF | Sterling Capital Short Duration Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	1.40%	1.50%

[1]	The Bloomberg U.S. Aggregate Bond Index is the Predecessor Ultra Short Bond Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[2]	The ICE BofA 0-1 Year U.S. Treasury Index is the Predecessor Ultra Short Bond Fund’s strategy index.
[3]	The Bloomberg U.S. Aggregate Bond Index is the Predecessor Short Duration Bond Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[4]	The ICE BofA 1-3 Year U.S. Corporate Government Index is the strategy index for the Predecessor Short Duration Bond Fund.